Document and Entity Information	Mar. 09, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	BERKLEY W R CORP
Entity Address, State or Province	CT
Amendment Flag	false
Entity Central Index Key	0000011544
Document Type	8-K
Document Period End Date	Mar. 09, 2021
Entity File Number	1-15202
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-1867895
Entity Address, Address Line One	475 Steamboat Road
Entity Address, City or Town	Greenwich
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	629-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.20 per share
Trading Symbol	WRB
Security Exchange Name	NYSE
M 5.750 Subordinated Debentures Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.750% Subordinated Debentures due 2056
Trading Symbol	WRB-PD
Security Exchange Name	NYSE
M 5.700 Subordinated Debentures Due 2058 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.700% Subordinated Debentures due 2058
Trading Symbol	WRB-PE
Security Exchange Name	NYSE
M 5.100 Subordinated Debentures Due 2059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.100% Subordinated Debentures due 2059
Trading Symbol	WRB-PF
Security Exchange Name	NYSE
M 4.250 Subordinated Debentures Due 2060 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Subordinated Debentures due 2060
Trading Symbol	WRB-PG
Security Exchange Name	NYSE
M 4.125 Subordinated Debentures Due 2061 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Subordinated Debentures due 2061
Trading Symbol	WRB-PH
Security Exchange Name	NYSE